Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Profit before tax		$ 8,777		$ 13,347		$ 19,890
Adjustments for non-cash items:
Depreciation, amortisation and impairment		5,241		10,519		1,933
Net gain from investing activities		(541)		(399)		(126)
Share of profits in associates and joint ventures		(1,597)		(2,354)		(2,536)
Gain on disposal of subsidiaries, businesses, associates and joint ventures		0		(929)		0
Change in expected credit losses gross of recoveries and other credit impairment charges		9,096		3,012		2,280
Provisions including pensions		1,164		2,423		1,944
Share-based payment expense		433		478		450
Other non-cash items included in profit before tax		(906)		(2,297)		(1,303)
Elimination of exchange differences	[1]	(25,749)		(3,742)		4,930
Change in net trading securities and derivatives		13,150		(18,910)		20,855
Change in loans and advances to banks and customers		(14,131)		(53,760)		(44,071)
Change in reverse repurchase agreements – non-trading		9,950		(7,390)		(25,399)
Change in financial assets designated and otherwise mandatorily measured at fair value		(1,962)		(2,308)		(1,515)
Change in other assets		(19,610)		(21,863)		6,766
Change in deposits by banks and customer accounts		226,723		79,163		(5,745)
Change in repurchase agreements – non-trading		(28,443)		(25,540)		35,882
Change in debt securities in issue		(9,075)		19,268		18,806
Change in financial liabilities designated at fair value		(6,630)		20,068		4,500
Change in other liabilities		20,323		23,124		(2,187)
Dividends received from associates		761		633		910
Contributions paid to defined benefit plans		(495)		(533)		(332)
Income taxes refund (paid)		(4,259)		(2,267)		(3,417)
Net cash from operating activities		182,220		29,743		32,515
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(496,669)		(445,907)		(399,458)
Proceeds from the sale and maturity of financial investments		476,990		413,186		386,056
Net cash flows from the purchase and sale of property, plant and equipment		(1,446)		(1,343)		(1,196)
Net cash flows from purchase/(disposal) of customer and loan portfolios		1,362		1,118		(204)
Net investment in intangible assets		(2,064)		(2,289)		(1,848)
Net cash flow from acquisition and disposal of subsidiaries, businesses, associates and joint ventures		(603)		(83)		4
Net cash from investing activities		(22,430)		(35,318)		(16,646)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		1,497		0		6,001
Cancellation of shares		0		(1,000)		(1,998)
Net sales/(purchases) of own shares for market-making and investment purposes		(181)		141		133
Redemption of equity instruments		(398)		0		(6,078)
Subordinated loan capital repaid	[2]	(3,538)		(4,210)		(4,077)
Dividends paid to shareholders of the parent company and non-controlling interests		(2,023)		(9,773)		(10,762)
Net cash from financing activities		(4,643)		(14,842)		(16,781)
Net increase/(decrease) in cash and cash equivalents		155,147		(20,417)		(912)
Cash and cash equivalents at 1 Jan		293,742	[3]	312,911	[3]	323,718
Exchange differences in respect of cash and cash equivalents		19,434		1,248		(9,895)
Cash and cash equivalents at 31 Dec	[3]	468,323		293,742		312,911
Cash and cash equivalents comprise:
Total cash and cash equivalents	[3]	468,323		312,911		312,911
HSBC Holdings
Cash flows from (used in) operating activities [abstract]
Profit before tax		4,250		9,259		52,887
Adjustments for non-cash items:
Adjustments for non-cash items		442		2,657		(46,878)
Depreciation, amortisation and impairment		87		72		70
Share-based payment expense		1		1		0
Other non-cash items included in profit before tax	[4]	354		2,584		(46,948)
Change in loans to HSBC undertakings		(327)		41,471		7,293
Change in financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		(3,289)		(38,451)		(7,305)
Change in net trading securities and derivatives		(1,657)		(1,433)		758
Change in other assets		(633)		(437)		231
Change in financial investments		449		(70)		0
Change in debt securities in issue		3,063		1,899		(1,094)
Change in financial liabilities designated at fair value		1,258		1,227		(740)
Change in other liabilities		1,366		437		(1,883)
Income taxes refund (paid)		270		459		301
Net cash from operating activities		5,192		17,018		3,570
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(11,652)		(19,293)		0
Proceeds from the sale and maturity of financial investments		9,342		6,755		0
Net cash outflow from acquisition of or increase in stake of subsidiaries		(2,558)		(3,721)		(8,992)
Repayment of capital from subsidiaries		1,516		0		3,627
Net investment in intangible assets		(33)		(44)		(121)
Net cash from investing activities		(3,385)		(16,303)		(5,486)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		1,846		500		6,652
Cancellation of shares		0		(1,006)		(1,998)
Redemption of equity instruments		0		0		(6,093)
Subordinated loan capital repaid		(1,500)		(4,107)		(1,972)
Debt securities issued		15,951		10,817		19,513
Debt securities repaid		(16,577)		0		(1,025)
Dividends paid on ordinary shares		0		(7,582)		(8,693)
Dividends paid to holders of other equity instruments		(1,331)		(1,414)		(1,360)
Net cash from financing activities		(1,611)		(2,792)		5,024
Net increase/(decrease) in cash and cash equivalents		196		(2,077)		3,108
Cash and cash equivalents at 1 Jan		5,980		8,057		4,949
Cash and cash equivalents at 31 Dec		6,176		5,980		8,057
Cash and cash equivalents comprise:
Total cash and cash equivalents		$ 5,980		$ 8,057		$ 8,057

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	Subordinated liabilities changes during the year are attributable to repayments of $(3.5)bn (2019: $(4.2)bn; 2018: $(4.1)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $0.5bn (2019: $0.6bn; 2018: $(0.6)bn) and fair value gains/(losses) of $1.1bn (2019: $1.4bn; 2018: $(1.4)bn).
[3]	At 31 December 2020, $41,912m (2019: $35,735m; 2018: $26,282m) was not available for use by HSBC, of which $16,935m (2019: $19,353m; 2018: $19,755m) related to mandatory deposits at central banks.
[4]	The 2018 year included $44,893m (2020 and 2019: nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.